Quarterly Holdings Report
for
Fidelity® Diversified International Fund
July 31, 2026
DIF-NPRT3-0926
1.804871.122
Common Stocks - 92.9%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	914,154	41,086,715
Financials - 0.1%
Insurance - 0.1%
Steadfast Group Ltd	1,478,623	5,284,230
Suncorp Group Ltd	798,290	10,740,795
TOTAL FINANCIALS		16,025,025
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	750,830	72,957,896
TOTAL AUSTRALIA		130,069,636
BELGIUM - 2.0%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	877,426	126,121,343
Health Care - 0.6%
Pharmaceuticals - 0.6%
Financiere de Tubize SA	38,967	8,717,350
UCB SA	206,602	53,104,387
TOTAL HEALTH CARE		61,821,737
TOTAL BELGIUM		187,943,080
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	1,049,678	15,041,886
CANADA - 3.3%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	292,363	39,827,772
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd	1,668,349	79,475,226
Imperial Oil Ltd	730,149	94,663,895
TOTAL ENERGY		174,139,121
Health Care - 0.3%
Pharmaceuticals - 0.3%
Apotex Health Corp	960,600	25,079,688
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	382,459	81,367,173
TOTAL CANADA		320,413,754
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	2,005,968	98,814,510
CHINA - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	79,082	3,675,163
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	896,645	36,331,526
TOTAL CHINA		40,006,689
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	97,225	12,179,374
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	27,985	4,128,241
Industrials - 1.4%
Air Freight & Logistics - 1.3%
DSV A/S	529,966	114,536,790
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	447,895	12,056,198
TOTAL INDUSTRIALS		126,592,988
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	256,020	16,667,763
TOTAL DENMARK		159,568,366
FINLAND - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	3,341,351	30,883,881
FRANCE - 4.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	2,438,140	46,587,237
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	52,169	28,647,838
Consumer Staples - 0.4%
Food Products - 0.2%
Danone SA	251,527	19,565,312
Personal Care Products - 0.2%
L'Oreal SA	53,329	23,752,489
TOTAL CONSUMER STAPLES		43,317,801
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	58,234	13,141,751
Industrials - 2.2%
Aerospace & Defense - 1.6%
Airbus SE	128,545	30,177,059
Safran SA	294,502	115,733,792
		145,910,851
Commercial Services & Supplies - 0.2%
SPIE SA	399,878	21,451,271
Electrical Equipment - 0.1%
Legrand SA	51,700	7,859,913
Trading Companies & Distributors - 0.3%
Rexel SA	785,841	32,477,941
TOTAL INDUSTRIALS		207,699,976
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	552,283	108,804,465
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	690,394	27,473,103
TOTAL FRANCE		475,672,171
GERMANY - 7.1%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	93,515	17,302,439
Financials - 2.4%
Capital Markets - 0.7%
Deutsche Boerse AG	230,015	69,284,481
Insurance - 1.7%
Allianz SE	317,976	158,384,619
TOTAL FINANCIALS		227,669,100
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	966,000	49,649,750
Industrials - 2.9%
Aerospace & Defense - 0.2%
Rheinmetall AG	12,653	16,726,622
Air Freight & Logistics - 0.2%
Deutsche Post AG	300,482	20,072,738
Electrical Equipment - 1.6%
Siemens Energy AG	901,759	154,059,270
Industrial Conglomerates - 0.9%
Siemens AG	271,888	89,083,173
TOTAL INDUSTRIALS		279,941,803
Information Technology - 0.6%
Software - 0.6%
SAP SE	298,650	54,741,105
Materials - 0.4%
Construction Materials - 0.4%
Heidelberg Materials AG	224,573	41,807,640
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	228,789	15,085,687
TOTAL GERMANY		686,197,524
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
AIA Group Ltd	9,730,954	98,096,758
Prudential PLC	1,071,312	16,100,266

TOTAL HONG KONG		114,197,024
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	982,017	90,876,136
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	510,532	17,873,725
ITALY - 5.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	744,542	20,159,191
Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola HBC AG	1,707,748	115,311,030
Financials - 3.6%
Banks - 3.2%
FinecoBank Banca Fineco SpA	2,057,748	56,213,814
Intesa Sanpaolo SpA	17,032,648	128,755,110
UniCredit SpA	1,270,103	119,785,783
		304,754,707
Insurance - 0.4%
Generali	863,706	43,771,795
TOTAL FINANCIALS		348,526,502
Industrials - 0.8%
Electrical Equipment - 0.3%
Prysmian SpA	195,395	26,963,207
Machinery - 0.1%
Interpump Group SpA	289,994	11,617,285
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	698,063	40,843,666
TOTAL INDUSTRIALS		79,424,158
TOTAL ITALY		563,420,881
JAPAN - 20.3%
Consumer Discretionary - 2.0%
Automobiles - 0.3%
Toyota Motor Corp	2,003,829	37,921,828
Household Durables - 1.1%
Panasonic Holdings Corp	3,977,221	105,167,536
Specialty Retail - 0.6%
Fast Retailing Co Ltd	97,462	47,724,146
Sanrio Co Ltd	669,515	5,372,269
		53,096,415
TOTAL CONSUMER DISCRETIONARY		196,185,779
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Shiseido Co Ltd	291,553	5,759,233
Financials - 4.6%
Banks - 3.2%
Mizuho Financial Group Inc	2,272,176	117,799,150
Sumitomo Mitsui Financial Group Inc	4,421,548	189,989,218
		307,788,368
Financial Services - 0.9%
ORIX Corp	2,059,880	83,135,428
Insurance - 0.5%
Tokio Marine Holdings Inc	1,069,027	54,484,458
TOTAL FINANCIALS		445,408,254
Health Care - 1.6%
Health Care Equipment & Supplies - 1.2%
Hoya Corp	710,312	108,618,799
Nakanishi Inc	127,431	2,421,668
		111,040,467
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	222,818	9,668,374
Takeda Pharmaceutical Co Ltd	948,364	32,562,687
		42,231,061
TOTAL HEALTH CARE		153,271,528
Industrials - 6.9%
Building Products - 0.3%
Daikin Industries Ltd	166,906	24,177,147
Electrical Equipment - 0.2%
Fujikura Ltd	431,920	10,960,557
Furukawa Electric Co Ltd	530,782	10,128,344
		21,088,901
Industrial Conglomerates - 1.3%
Hitachi Ltd	3,782,134	123,942,631
Machinery - 2.3%
Ebara Corp	2,094,201	71,093,103
Japan Steel Works Ltd/The	280,861	13,013,070
Kawasaki Heavy Industries Ltd	2,782,045	47,530,294
Mitsubishi Heavy Industries Ltd	3,919,010	91,557,237
		223,193,704
Professional Services - 0.4%
Recruit Holdings Co Ltd	504,277	39,878,640
Trading Companies & Distributors - 2.4%
ITOCHU Corp	8,249,279	103,525,250
Marubeni Corp	1,327,081	42,892,167
Sumitomo Corp	3,853,078	39,994,813
Toyota Tsusho Corp	943,207	39,148,134
		225,560,364
TOTAL INDUSTRIALS		657,841,387
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.0%
Optex Group Co Ltd	145,462	3,112,054
Semiconductors & Semiconductor Equipment - 4.3%
Advantest Corp	762,276	150,611,973
Disco Corp	23,456	8,383,980
Kioxia Holdings Corp (a)	127,035	35,409,284
Lasertec Corp	106,218	24,401,707
Renesas Electronics Corp	6,321,094	126,698,483
Rohm Co Ltd	1,736,362	46,042,332
Tokyo Electron Ltd	71,064	23,759,346
		415,307,105
TOTAL INFORMATION TECHNOLOGY		418,419,159
Materials - 0.8%
Chemicals - 0.8%
Nissan Chemical Corp	961,697	44,702,195
Shin-Etsu Chemical Co Ltd	1,030,211	36,727,164
TOTAL MATERIALS		81,429,359
TOTAL JAPAN		1,958,314,699
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	68,296	76,632,733
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	395,068	67,940,740
TOTAL KOREA (SOUTH)		144,573,473
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	1,281,049	15,141,999
NETHERLANDS - 4.5%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	37,924	32,481,803
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	248,667	19,522,515
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
ASM International NV	32,009	29,573,236
ASML Holding NV depository receipt	206,451	336,308,680
BE Semiconductor Industries NV	58,985	13,484,678
TOTAL INFORMATION TECHNOLOGY		379,366,594
TOTAL NETHERLANDS		431,370,912
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	2,330,286	134,449,916
SPAIN - 5.5%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Industria de Diseno Textil SA	543,216	35,452,252
Financials - 4.6%
Banks - 4.6%
Banco Santander SA	18,581,531	264,271,633
CaixaBank SA	12,629,607	183,462,055
TOTAL FINANCIALS		447,733,688
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	1,945,434	46,325,740
TOTAL SPAIN		529,511,680
SWEDEN - 3.5%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	2,855,256	123,239,400
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (a)	400,727	19,804,470
Industrials - 2.0%
Building Products - 0.5%
Assa Abloy AB B Shares	1,215,391	45,098,037
Commercial Services & Supplies - 0.1%
Securitas AB B Shares	544,869	8,754,800
Machinery - 1.4%
Atlas Copco AB A Shares	2,352,548	49,708,933
Epiroc AB A Shares	1,083,072	27,766,321
Indutrade AB	1,011,682	25,371,202
Volvo AB B Shares	879,506	33,642,639
		136,489,095
TOTAL INDUSTRIALS		190,341,932
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	77,546	689,445
TOTAL SWEDEN		334,075,247
SWITZERLAND - 1.8%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	342,084	80,848,798
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	105,401	80,286,912
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	44,085	9,067,844
TOTAL SWITZERLAND		170,203,554
TAIWAN - 2.4%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	362,000	23,058,952
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	512,542	207,195,104
TOTAL TAIWAN		230,254,056
UNITED KINGDOM - 14.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc	229,843	4,528,850
Consumer Discretionary - 1.2%
Broadline Retail - 0.1%
Next PLC	48,800	9,763,586
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	2,374,903	75,308,175
Leisure Products - 0.3%
Games Workshop Group PLC	124,825	32,166,129
TOTAL CONSUMER DISCRETIONARY		117,237,890
Consumer Staples - 1.7%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	198,540	21,732,188
Tobacco - 1.5%
British American Tobacco PLC	2,287,183	138,742,681
TOTAL CONSUMER STAPLES		160,474,869
Financials - 5.7%
Banks - 5.2%
HSBC Holdings PLC	3,527,324	75,115,461
Lloyds Banking Group PLC	118,732,377	183,514,776
NatWest Group PLC	17,315,543	163,331,132
Standard Chartered PLC	1,965,655	58,119,717
Starling Bank Ltd (a)(b)(c)	5,431,339	17,714,611
		497,795,697
Capital Markets - 0.5%
3i Group PLC	1,246,061	47,970,592
TOTAL FINANCIALS		545,766,289
Health Care - 1.9%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (d)(e)	7,062,553	21,321,565
Pharmaceuticals - 1.7%
Astrazeneca PLC	716,060	121,907,625
GSK PLC	1,447,136	37,629,678
		159,537,303
TOTAL HEALTH CARE		180,858,868
Industrials - 3.2%
Aerospace & Defense - 3.2%
BAE Systems PLC	3,088,683	87,438,557
Rolls-Royce Holdings PLC	10,846,242	216,378,821
TOTAL INDUSTRIALS		303,817,378
Utilities - 0.9%
Electric Utilities - 0.7%
SSE PLC	2,016,659	63,713,187
Multi-Utilities - 0.2%
National Grid PLC	1,985,654	31,782,087
TOTAL UTILITIES		95,495,274
TOTAL UNITED KINGDOM		1,408,179,418
UNITED STATES - 6.9%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	505,516	81,236,421
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	3,425,007	156,768,413
Health Care - 1.3%
Pharmaceuticals - 1.3%
Roche Holding AG	248,542	108,707,343
Viatris Inc	1,098,229	19,284,901
TOTAL HEALTH CARE		127,992,244
Industrials - 2.0%
Electrical Equipment - 2.0%
Schneider Electric SE	557,259	187,231,005
Materials - 1.2%
Chemicals - 0.1%
Linde PLC	29,175	13,956,736
Construction Materials - 1.1%
CRH PLC	897,704	85,290,857
Holcim AG	155,842	14,154,223
		99,445,080
TOTAL MATERIALS		113,401,816
TOTAL UNITED STATES		666,629,899
TOTAL COMMON STOCKS (Cost $6,117,949,251)		8,953,684,116

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(b)(c)	338	2,850,253
Valsoft Corp Series A-1.3 (a)(b)(c)	119	1,003,491
Valsoft Corp Series A-1.4 (a)(b)(c)	154	1,298,636

TOTAL CANADA		5,152,380
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	49,854	10,073,822
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(b)(c)	1,871,682	27,588,593
Wasabi Holdings Inc Series D1 (b)(c)	78,774	1,516,399

TOTAL UNITED STATES		29,104,992
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,944,082)		44,331,194

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $34,866,001)	115,999	29,160,606

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $522,534,570)	3.69	522,439,287	522,543,775

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $6,717,293,904)	9,549,719,691
NET OTHER ASSETS (LIABILITIES) - 0.9%	87,442,432
NET ASSETS - 100.0%	9,637,162,123

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,735,250 or 0.7% of net assets.

(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,321,565 or 0.2% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,321,565 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	12,951,895

Kry International Ab	5/14/2021 - 10/30/2024	8,153,686

Starling Bank Ltd	6/18/2021	9,710,613

Valsoft Corp Series A-1.2	3/14/2025	3,959,234

Valsoft Corp Series A-1.3	3/17/2025	1,181,297

Valsoft Corp Series A-1.4	3/17/2025	2,026,867

Wasabi Holdings Inc Series C	3/31/2021	20,335,077

Wasabi Holdings Inc Series D1	11/14/2025	1,489,712

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	324,980,155	2,331,693,822	2,134,140,187	11,904,624	1,737	8,248	522,543,775	522,439,287
Fidelity Securities Lending Cash Central Fund	29,075,000	927,559,660	956,627,152	126,870	(7,508)	-	-	-
	354,055,155	3,259,253,482	3,090,767,339	12,031,494	(5,771)	8,248	522,543,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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